United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Six months ended 04/30/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
Institutional	FMSTX
Service	FSTKX

Federated MDT Stock Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financial Services	27.0%
Energy	15.3%
Health Care	11.6%
IT Services	9.7%
Public Utilities	7.8%
Capital Goods	7.2%
Consumer Cyclicals	6.3%
Consumer Staples	5.6%
Basic Industries	3.8%
Consumer Durables	2.3%
Transportation	1.0%
Cash Equivalents[2]	3.6%
Other Assets and Liabilities—Net[3]	(1.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Basic Industries—3.8%
21,800		Ashland, Inc.	$2,105,880
14,400		Avery Dennison Corp.	700,704
58,002		Bunge Ltd.	4,619,859
3,600		CF Industries Holdings, Inc.	882,612
7,100		Cliffs Natural Resources, Inc.	125,812
38,600		Domtar, Corp.	3,603,696
17,700		International Paper Co.	825,705
33,500		United States Steel Corp.	871,670
		TOTAL	13,735,938
		Capital Goods—7.2%
23,500		AGCO Corp.	1,308,950
4,800		Alliant Techsystems, Inc.	692,256
33,300		Caterpillar, Inc.	3,509,820
10,000		Eaton Corp. PLC	726,400
92,030		General Cable Corp.	2,357,809
5,600		General Dynamics Corp.	612,920
89,100		General Electric Co.	2,395,899
15,900		Joy Global, Inc.	960,042
8,400		L-3 Communications Holdings, Inc.	969,108
24,600		Northrop Grumman Corp.	2,989,146
18,600		OshKosh Truck Corp.	1,032,486
32,800		Pitney Bowes, Inc.	879,040
21,000		Raytheon Co.	2,005,080
6,900		SPX Corp.	702,696
18,800		Terex Corp.	813,852
4,300		Textron Inc.	175,870
37,400		Trinity Industries, Inc.	2,807,244
12,900	[1]	WESCO International, Inc.	1,132,362
		TOTAL	26,070,980
		Consumer Cyclicals—6.3%
39,715		Abercrombie & Fitch Co., Class A	1,459,923
60,500		Best Buy Co., Inc.	1,568,765
43,700		CVS Caremark Corp.	3,177,864
49,802		Dillards, Inc., Class A	4,877,110
19,100		Foot Locker, Inc.	888,723
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
17,900		Guess ?, Inc.	$481,689
75,000		Kohl's Corp.	4,109,250
17,800		Leidos Holdings, Inc.	662,872
6,400		Lowe's Cos., Inc.	293,824
2,200		Manpowergroup, Inc.	178,948
20,792	[1]	RadioShack Corp.	29,733
39,400		Royal Caribbean Cruises Ltd.	2,093,322
26,200		Stanley Black & Decker Inc.	2,250,318
25,300		The ADT Corp.	765,072
		TOTAL	22,837,413
		Consumer Durables—2.3%
27,400		General Motors Co.	944,752
43,800		Johnson Controls, Inc.	1,977,132
23,300		Lear Corp.	1,935,298
13,400	[1]	TRW Automotive Holdings Corp.	1,076,690
14,000		Whirlpool Corp.	2,147,320
		TOTAL	8,081,192
		Consumer Staples—5.6%
72,200		Archer-Daniels-Midland Co.	3,157,306
22,100		Coca-Cola Enterprises, Inc.	1,004,224
24,200		Energizer Holdings, Inc.	2,702,898
35,400		Ingredion, Inc.	2,493,930
11,400		Molson Coors Brewing Co., Class B	683,658
30,900		Mondelez International, Inc.	1,101,585
78,000		Newell Rubbermaid, Inc.	2,348,580
158,092		Tyson Foods, Inc., Class A	6,635,121
		TOTAL	20,127,302
		Energy—15.3%
54,800		Apache Corp.	4,756,640
48,800		Chesapeake Energy Corp.	1,403,000
74,715		Chevron Corp.	9,378,227
90,699		ConocoPhillips	6,739,843
24,200		Devon Energy Corp.	1,694,000
42,700		Exxon Mobil Corp.	4,372,907
36,700		Hess Corp.	3,272,172
15,400		HollyFrontier Corp.	809,886
132,974		Marathon Oil Corp.	4,807,010
14,000		Marathon Petroleum Corp.	1,301,300
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
59,500		Murphy Oil Corp.	$3,774,085
37,900		Occidental Petroleum Corp.	3,628,925
39,390		Patterson-UTI Energy, Inc.	1,281,357
21,800		Phillips 66	1,814,196
17,732		Tesoro Petroleum Corp.	998,134
88,349		Valero Energy Corp.	5,050,912
		TOTAL	55,082,594
		Financial Services—27.0%
12,300		Ace Ltd.	1,258,536
8,400		Allied World Assurance Holdings Ltd.	904,596
46,700		Allstate Corp.	2,659,565
14,600		American Financial Group, Inc.	853,078
73,800		American International Group, Inc.	3,920,994
26,907		Ameriprise Financial, Inc.	3,003,628
34,260		Assurant, Inc.	2,309,467
73,300		Assured Guaranty Ltd.	1,752,603
19,700		Axis Capital Holdings Ltd.	901,275
327,486		Bank of America Corp.	4,958,138
44,300		Bank of New York Mellon Corp.	1,500,441
19,800		BB&T Corp.	739,134
53,600		Capital One Financial Corp.	3,961,040
16,300		Chubb Corp.	1,500,904
22,800		CIGNA Corp.	1,824,912
30,500		Citigroup, Inc.	1,461,255
71,734		Comerica, Inc.	3,460,448
16,100		Discover Financial Services	899,990
15,100		Everest Re Group Ltd.	2,386,253
317,900		Fifth Third Bancorp	6,551,919
257,223		First Horizon National Corp.	2,955,492
33,500		Goldman Sachs Group, Inc.	5,353,970
162,200		JPMorgan Chase & Co.	9,079,956
95,900		KeyCorp	1,308,076
24,400		Northern Trust Corp.	1,470,100
11,400		PartnerRe Ltd.	1,201,560
42,500		PNC Financial Services Group	3,571,700
28,400	[1]	Popular, Inc.	877,560
44,950		Prudential Financial, Inc.	3,626,566
58,600		SLM Corp.	1,508,950
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
56,600		State Street Corp.	$3,654,096
73,100		SunTrust Banks, Inc.	2,796,806
71,570		The Travelers Cos., Inc.	6,482,811
43,500		U.S. Bancorp	1,773,930
77,400		Wells Fargo & Co.	3,842,136
29,435		Zions Bancorp	851,260
		TOTAL	97,163,145
		Health Care—11.6%
45,900		Abbott Laboratories	1,778,166
2,064		Aetna, Inc.	147,473
35,300	[1]	CareFusion Corp.	1,378,818
96,114		Eli Lilly & Co.	5,680,337
15,200	[1]	HCA, Inc.	790,400
37,181	[1]	Health Net, Inc.	1,276,424
23,312		Humana, Inc.	2,558,492
10,500		Johnson & Johnson	1,063,545
64,900		Medtronic, Inc.	3,817,418
64,900		Merck & Co., Inc.	3,800,544
5,600		Omnicare, Inc.	331,912
199,600		Pfizer, Inc.	6,243,488
33,932		Quest Diagnostics, Inc.	1,897,817
25,100		St. Jude Medical, Inc.	1,593,097
59,600		UnitedHealth Group, Inc.	4,472,384
48,375		Wellpoint, Inc.	4,870,395
		TOTAL	41,700,710
		IT Services—9.7%
11,500	[1]	Arrow Electronics, Inc.	652,625
103,486		Avnet, Inc.	4,463,351
41,900		CA, Inc.	1,262,866
56,100		Cisco Systems, Inc.	1,296,471
24,100		Computer Sciences Corp.	1,426,238
201,943		Corning, Inc.	4,222,628
30,700		GameStop Corp.	1,218,176
120,600		Hewlett-Packard Co.	3,987,036
115,909	[1]	Ingram Micro, Inc., Class A	3,124,907
20,900	[1]	Lam Research Corp.	1,204,049
15,856		Lexmark International, Inc., Class A	681,808
14,102		Sandisk Corp.	1,198,247
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
83,606	[1]	Tech Data Corp.	$5,224,539
210,457		Vishay Intertechnology, Inc.	2,992,698
21,100		Western Digital Corp.	1,859,543
		TOTAL	34,815,182
		Public Utilities—7.8%
85,100		AES Corp.	1,229,695
14,300		Ameren Corp.	590,733
23,500		American Electric Power Co., Inc.	1,264,535
186,901		AT&T, Inc.	6,672,366
116,800		CenturyLink, Inc.	4,077,488
23,500		Consolidated Edison Co.	1,363,705
66,800		Edison International	3,778,208
50,000		Entergy Corp.	3,625,000
39,900		Exelon Corp.	1,397,697
42,600		FirstEnergy Corp.	1,437,750
52,100		Public Service Enterprises Group, Inc.	2,134,537
18,400		Telephone and Data System, Inc.	500,296
		TOTAL	28,072,010
		Transportation—1.0%
11,100		FedEx Corp.	1,512,375
91,540		Southwest Airlines Co.	2,212,522
		TOTAL	3,724,897
		TOTAL COMMON STOCKS (IDENTIFIED COST $280,732,684)	351,411,363
		INVESTMENT COMPANY—3.6%
12,966,972	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	12,966,972
		TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $293,699,656)[4]	364,378,335
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(4,361,533)
		TOTAL NET ASSETS—100%	$360,016,802
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,			Period Ended 10/31/2010[1]
		2013	2012	2011
Net Asset Value, Beginning of Period	$28.56	$22.30	$22.52	$21.33	$20.13
Income from Investment Operations:
Net investment income	0.17	0.41[2]	0.26	0.23	0.09
Net realized and unrealized gain on investments	3.17	7.58	2.69	1.15	1.22
TOTAL FROM INVESTMENT OPERATIONS	3.34	7.99	2.95	1.38	1.31
Less Distributions:
Distributions from net investment income	(0.17)	(0.41)	(0.30)	(0.19)	(0.11)
Distributions from net realized gain on investments	(3.23)	(1.32)	(2.87)	—	—
TOTAL DISTRIBUTIONS	(3.40)	(1.73)	(3.17)	(0.19)	(0.11)
Net Asset Value, End of Period	$28.50	$28.56	$22.30	$22.52	$21.33
Total Return[3]	12.73%	38.21%	14.88%	6.51%	6.53%
Ratios to Average Net Assets:
Net expenses	0.77%[4]	0.77%	0.77%	0.77%	0.76%[4]
Net investment income	1.13%[4]	1.62%	1.28%	1.00%	0.67%[4]
Expense waiver/reimbursement[5]	0.22%[4]	0.24%	0.28%	0.27%	0.30%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,913	$39,056	$33,523	$20,353	$19,986
Portfolio turnover	18%	77%	121%	169%	167%[6]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$28.56	$22.31	$22.53	$21.34	$19.62	$18.61
Income From Investment Operations:
Net investment income	0.15	0.35[1]	0.23	0.18	0.14	0.37
Net realized and unrealized gain on investments	3.17	7.57	2.67	1.15	1.73	1.04
TOTAL FROM INVESTMENT OPERATIONS	3.32	7.92	2.90	1.33	1.87	1.41
Less Distributions:
Distributions from net investment income	(0.14)	(0.35)	(0.25)	(0.14)	(0.15)	(0.40)
Distributions from net realized gain on investments	(3.23)	(1.32)	(2.87)	—	—	—
TOTAL DISTRIBUTIONS	(3.37)	(1.67)	(3.12)	(0.14)	(0.15)	(0.40)
Net Asset Value, End of Period	$28.51	$28.56	$22.31	$22.53	$21.34	$19.62
Total Return[2]	12.65%	37.85%	14.63%	6.31%	9.57%	7.99%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.99%	0.99%	0.99%	0.98%	0.99%[4]
Net investment income	0.99%[3]	1.39%	1.08%	0.78%	0.68%	2.11%
Expense waiver/reimbursement[5]	0.23%[3]	0.25%	0.28%	0.27%	0.28%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$276,103	$228,665	$178,109	$179,981	$201,387	$254,796
Portfolio turnover	18%	77%	121%	169%	167%	187%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.98%, for the year ended October 31, 2009, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investments in securities at value including $12,966,972 of investment in an affiliated holding (Note 5) (identified cost $293,699,656)		$364,378,335
Receivable for shares sold		1,284,468
Receivable for investments sold		902,364
Income receivable		189,967
TOTAL ASSETS		366,755,134
Liabilities:
Payable for investments purchased	$6,529,333
Payable for shares redeemed	121,520
Payable for shareholder services fee (Note 5)	46,695
Accrued expenses (Note 5)	40,784
TOTAL LIABILITIES		6,738,332
Net assets for 12,629,333 shares outstanding		$360,016,802
Net Assets Consists of:
Paid-in capital		$273,587,701
Net unrealized appreciation of investments		70,678,679
Accumulated net realized gain on investments		15,695,271
Undistributed net investment income		55,151
TOTAL NET ASSETS		$360,016,802
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$83,913,307 ÷ 2,944,156 shares outstanding, no par value, unlimited shares authorized		$28.50
Service Shares:
$276,103,495 ÷ 9,685,177 shares outstanding, no par value, unlimited shares authorized		$28.51
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $2,317 received from affiliated holding (Note 5))			$2,869,041
Expenses:
Investment adviser fee (Note 5)		$1,092,494
Administrative fee (Note 5)		113,765
Custodian fees		9,118
Transfer agent fees		113,495
Directors'/Trustees' fees (Note 5)		2,571
Auditing fees		11,653
Legal fees		5,407
Shareholder services fee (Note 5)		254,518
Account administration fee (Note 2)		21,388
Portfolio accounting fees		55,731
Share registration costs		18,737
Printing and postage		12,638
Miscellaneous (Note 5)		7,819
TOTAL EXPENSES		1,719,334
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(314,663)
Reimbursement of shareholder services fee	(10,337)
TOTAL WAIVER AND REIMBURSEMENTS		(325,000)
Net expenses			1,394,334
Net investment income			1,474,707
Realized and Unrealized Gain on Investments:
Net realized gain on investments			16,770,617
Net change in unrealized appreciation of investments			15,846,441
Net realized and unrealized gain on investments			32,617,058
Change in net assets resulting from operations			$34,091,765
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,474,707	$3,481,751
Net realized gain on investments	16,770,617	31,484,138
Net change in unrealized appreciation/depreciation of investments	15,846,441	41,704,723
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,091,765	76,670,612
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(301,729)	(612,213)
Service Shares	(1,273,878)	(2,894,906)
Distributions from net realized gain on investments
Institutional Shares	(4,433,489)	(1,959,586)
Service Shares	(25,902,097)	(10,398,006)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,911,193)	(15,864,711)
Share Transactions:
Proceeds from sale of shares	97,271,142	42,116,724
Net asset value of shares issued to shareholders in payment of distributions declared	29,137,265	14,347,962
Cost of shares redeemed	(36,293,186)	(61,181,500)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	90,115,221	(4,716,814)
Change in net assets	92,295,793	56,089,087
Net Assets:
Beginning of period	267,721,009	211,631,922
End of period (including undistributed net investment income of $55,141 and $156,041, respectively)	$360,016,802	$267,721,009
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated MDT Stock Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide growth of income and capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear account administration fees and shareholder services fees unique to that class.
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For the six months ended April 30, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$21,388
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
As of April 30, 2014, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,676,556	$47,082,024	285,178	$7,486,543
Shares issued to shareholders in payment of distributions declared	174,792	4,620,838	114,633	2,533,310
Shares redeemed	(274,947)	(7,676,925)	(535,152)	(13,723,119)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,576,401	$44,025,937	(135,341)	$(3,703,266)

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,790,905	$50,189,118	1,351,726	$34,630,181
Shares issued to shareholders in payment of distributions declared	928,129	24,516,427	535,835	11,814,652
Shares redeemed	(1,039,836)	(28,616,261)	(1,865,868)	(47,458,381)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,679,198	$46,089,284	21,693	$(1,013,548)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,255,599	$90,115,221	(113,648)	$(4,716,814)
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $293,699,656. The net unrealized appreciation of investments for federal tax purposes was $70,678,679. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,350,360 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,671,681.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under Federal and state laws, expenses of withholding
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taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Adviser waived $310,519 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Service Shares	$254,518	$(10,337)
For the six months ended April 30, 2014, FSSC received $13,412 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.77% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
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Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Adviser reimbursed $4,144. Transactions with the affiliated holding during the six months ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	5,080,470
Purchases/Additions	79,274,832
Sales/Reductions	(71,388,330)
Balance of Shares Held 4/30/2014	12,966,972
Value	$12,966,972
Dividend Income	$2,317
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$105,151,667
Sales	$51,737,426
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
9. SUBSEQUENT EVENT
Effective May 1, 2014, the Fund will offer Class A Shares.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,127.30	$4.06
Service Shares	$1,000	$1,126.50	$5.22
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,020.98	$3.86
Service Shares	$1,000	$1,019.89	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.77%
Service Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2013
federated mdt stock trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit
Semi-Annual Shareholder Report

significant and unique differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and outperformed its benchmark index for the five-year period.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313900409
CUSIP 313900102
8083101 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014